DEBT AND CAPITAL LEASES - Debt issued and Capital Lease Obligations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Debt
Total amount of imputed interest on capital lease obligations		$ 5.0
Current amount of imputed interest on capital lease obligations		1.1
Interest costs		63.5	$ 63.5	$ 67.2
Interest costs capitalized		3.6	3.0	$ 3.9
Fair value of debt		1,310.0	1,080.0
Capital Lease Obligations
Capital Lease Obligations		25.2	$ 26.0
Mentor lease facility
Capital Lease Obligations
Term of lease financing for commercial facility	10 years
Capital Lease Obligations		22.0
Capital Lease Obligations, Current		2.0
Capital Lease Obligations, Noncurrent		$ 20.0